PREPAIDS AND OTHER (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Inventory advances	$ 16,631	$ 1,434
Insurance and licenses	841	873
Deposits	2,821	2,665
Contract acquisition and fulfillment costs	1,746	1,850
Other	5,333	5,111
Prepaids and other	27,372	11,933
Deferred contract acquisition and fulfillment costs	$ 1,750	$ 1,276